Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000110325 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Asia/Pacific Dividend ETF
Class Name	iShares Asia/Pacific Dividend ETF
Trading Symbol	DVYA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Asia/Pacific Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia/Pacific Dividend ETF	$27	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49% [1]
Net Assets	$ 51,661,549
Holdings Count | Holding	52
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$51,661,549
Number of Portfolio Holdings	52
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.0%
Materials	19.5%
Real Estate	16.0%
Industrials	13.2%
Consumer Discretionary	6.4%
Communication Services	4.8%
Energy	3.4%
Utilities	3.1%
Consumer Staples	2.2%
Information Technology	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	39.4%
Hong Kong	32.3%
Singapore	17.5%
Japan	3.8%
United Kingdom	3.1%
New Zealand	2.8%
China	1.1%
(a)	Excludes money market funds.

[1]	Annualized.